Note 10 - Leases - Lease-related Assets and Liabilities (Details) - USD ($) $ in Thousands		Dec. 31, 2021	Dec. 31, 2020
Operating lease assets		$ 4,418	$ 4,156
Current - operating		1,076	865
Noncurrent - operating		1,775	2,091
Total lease liabilities		$ 2,851	$ 2,956
Weighted-average remaining lease term - operating leases (in years) (Year)		4 years 1 month 17 days	5 years 7 days
Weighted-average discount rate - operating leases (1)	[1]	2.84%	2.84%
Property and Equipment, Net [Member]
Operating lease assets		$ 2,814	$ 2,912

[1]	As most of the Company’s leases do not provide an implicit rate, the Company uses its incremental borrowing rate based on the rate of interest the Company would have to pay on a collateralized basis to borrow an amount equal to the lease payments under similar terms.